Warrant Liabilities, net	12 Months Ended
Dec. 31, 2022
Class of Warrant or Right [Abstract]
Warrant Liabilities, net
Note 16. Warrant Liabilities, net
Warrant liabilities, net consists of the following:

(Amounts in millions)	December 31, 2022	December 31, 2021
Private warrant liability:
Private warrant liability at issuance	$18	$18
(Gain) loss from change in fair value of warrant liabilities	(13)	(2)
Less: Reclassification to equity	(4)	—
Total Private Warrant Liability, at fair value	1	16
SoftBank Debt Financing Warrant Liability (Note 14):
SoftBank Senior Unsecured Notes Warrant liability capitalized as deferred financing cost at issuance	—	569
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	—	(58)
Less: Senior Unsecured Notes Warrant liability deferred financing cost adjustment	—	(1)
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	—	(475)
Less: Reclassification to Equity	—	(35)
Total SoftBank Senior Unsecured Notes Warrant Liability, at fair value	—	—

2020 LC Facility Warrant liability capitalized as deferred financing cost at issuance	—	284
Plus: Cumulative (gain)/loss from change in fair value of related party financial instruments	—	(29)
Less: 2020 LC Facility Warrant liability deferred financing cost adjustment	—	—
Less: Exercise of warrants into Series H-3 Convertible Preferred Stock	—	(237)
Less: Reclassification to Equity	—	(18)
Total LC Facility Warrant Liability, at fair Value	—	—
Total SoftBank Debt Financing Warrant Liability, at fair value	—	—
Total warrant liabilities, net	$1	$16

Private Warrants - Prior to the Business Combination, Legacy BowX issued 7,773,333 Sponsor Warrants (also referred to as "Private Warrants") and 16,100,000 public warrants (“Public Warrants”). Upon closing of the Business Combination, the Company assumed the Sponsor Warrants and Public Warrants. Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments.
The Private Warrants are recognized as derivative warrant liabilities in accordance with ASC 815. Accordingly, we recognize the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The fair value measurements of the Private Warrants were considered to be Level 2 fair value measurements in the fair value hierarchy as the Company utilizes the closing price of the Public Warrants as a proxy for the fair value of the Private Warrants. The Private Warrants were valued at $1 million as of December 31, 2022.
See Note 23 for further details on the Public Warrants and the Private Warrants.
2019 Warrant—In January 2019, the Company entered into a warrant with an affiliate of SBG, pursuant to which the Company agreed to issue shares of the Company's capital stock (the “2019 Warrant”). Under the terms of the original 2019 Warrant, in exchange for the issuance of the Company’s capital stock, an affiliate of SBG was to make a payment of $1.5 billion on April 3, 2020. The right of such affiliate of SBG to receive shares of the Company’s capital stock was to be automatically exercised on April 3, 2020 at a per-share price of $133.15. During the year ended December 31, 2019, the Company recognized an additional capital contribution of $220 million and an equal off-setting amount within additional paid-in capital representing the fair value of the 2019 Warrant prior to being drawn. The measurement of the
2019 Warrant was considered to be a Level 3 fair value measurement, as it was determined using observable and unobservable inputs.
In October 2019, in accordance with the SoftBank Transactions, the 2019 Warrant was amended to accelerate SBG's obligation for payment of $1.5 billion from April 3, 2020 to October 30, 2019, and the exercise price was amended from $133.15 per share to $14.05 per share for a new security in the form of Series H-1 or H-2 Convertible Preferred Stock. The Company received the $1.5 billion on October 30, 2019, and issued 14,244,654 shares of Series H-1 Convertible Preferred Stock on November 4, 2019. Upon issuance, the shares of Series H-1 Convertible Preferred Stock were recorded at $200 million less issuance costs of $39 million. Upon the draw, the Company reclassified $220 million of the equity asset that was established upon entering into the arrangement in January 2019 from its Consolidated Balance Sheets. The remaining 92,590,259 shares of Series H-1 Convertible Preferred Stock were issued in April 2020. Upon issuance, the shares of Series H-1 Convertible Preferred Stock were recorded at $911 million, equal to the fair value of the 2019 Warrant on the date of issuance of the shares.
The Company recorded the following changes in fair value included in gain (loss) from change in fair value of warrant liabilities on the accompanying Consolidated Statements of Operations:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
SoftBank Senior Unsecured Notes Warrant	$—	$(230)	$289
2020 LC Facility Warrant	—	(115)	144
Private Warrants	11	2	—
2019 Warrant	—	—	387
Total	$11	$(343)	$820